SHARE CAPITAL (Details 6) - P S U [Member]	12 Months Ended
Feb. 28, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding, beginning
Number of shares outstanding, granted	2,000,000
Number of shares outstanding, ending	2,000,000